Capital Commitments and Contingencies - Additional Information (Details) - GBP (£)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Commitments [Line Items]
Employer national insurance contingent liability			£ 3,300,000	£ 2,100,000
Prevailing rate of employer national insurance			13.80%
Disclosure - Capital Commitments and Contingencies - Additional Information (Details) [Line Items]
Operating lease expense			£ 200,000	£ 200,000	£ 200,000
Cardiff University | Scenario Forecast
Capital Commitments [Line Items]
Payments for work performed by sub-licensee		£ 340,000
Cardiff University | Renewing Significant Commitments
Capital Commitments [Line Items]
Research, collaboration and license agreement additional term	2 years
Cardiff Consultants
Capital Commitments [Line Items]
Milestone payments for sub-licensee			1,875,000
Cardiff ProTides
Capital Commitments [Line Items]
Milestone payments for sub-licensee			£ 4,500,000